Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	CAD 116	CAD 168
Actuarial gains (losses) arising from changes in demographic assumptions	3	0
Actuarial gains (losses) arising from changes in financial assumptions	(172)	(260)
Actuarial gains (losses) arising from experience adjustments	(45)	(17)
Foreign exchange rate movement	7	4
Components of defined benefit costs recognized in Other comprehensive income (loss)	(91)	(105)
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	116	168
Actuarial gains (losses) arising from changes in demographic assumptions	2	0
Actuarial gains (losses) arising from changes in financial assumptions	(161)	(251)
Actuarial gains (losses) arising from experience adjustments	(50)	(37)
Foreign exchange rate movement	6	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	(87)	(118)
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	1	0
Actuarial gains (losses) arising from changes in financial assumptions	(11)	(9)
Actuarial gains (losses) arising from experience adjustments	5	20
Foreign exchange rate movement	1	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	CAD (4)	CAD 13